Basis of preparation (Details) SFr in Thousands, $ in Millions	3 Months Ended		12 Months Ended
	Sep. 30, 2018 CHF (SFr)	Sep. 30, 2018 USD ($)	Dec. 31, 2019 CHF (SFr) Offering	Dec. 31, 2019 USD ($) Offering	Dec. 31, 2018 CHF (SFr)	Dec. 31, 2017 CHF (SFr)	Dec. 31, 2016 CHF (SFr)
Going concern [Abstract]
Company's cash position			SFr 193,587		SFr 156,462	SFr 124,377	SFr 152,210
Short-term financial assets			95,000		30,000
Proceeds from issue of convertible debt			SFr 50,278	$ 50.0	SFr 0	SFr 0
Number of public offerings | Offering			3	3
Gross proceeds received			SFr 116,300	$ 117.5
2018 License Agreement with Eli Lilly and Company [Member]
Going concern [Abstract]
Upfront payment			80,000
Milestone payment received			SFr 30,000
Public Offering [Member]
Going concern [Abstract]
Gross proceeds received	SFr 116,300	$ 117.5